Income Tax - Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expenses:
Domestic	$ 161
Foreign	23	19	38
Total	184	19	38
Deferred:
Domestic
Foreign	(1,976)	(377)	(377)
Total	(1,976)	(377)	(377)
Income tax benefit	$ (1,792)	$ (358)	$ (339)